GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 99.1%	Value
	Appliances: 10.6%
238,800	Haier Smart Home Co., Ltd. - H Shares	$958,462
93,700	Midea Group Co., Ltd.	1,017,115
118,309	Zhejiang Supor Cookware - A Shares	988,089
		2,963,666
	Application Software: 3.6%
686,000	TravelSky Technology, Ltd.	1,020,160

	Auto/Cars - Light Trucks: 4.8%
861,000	Geely Automobile Holdings Ltd.	1,349,077

	Auto/Truck Parts & Equipment: 6.1%
254,000	Haitian International Holdings Ltd.	816,883
491,480	Weichai Power Co., Ltd. - H Shares	907,918
		1,724,801
	Commercial Banks: 3.1%
173,000	China Merchants Bank Co., Ltd. - H Shares	857,940

	E-Commerce/Services: 7.7%
24,500	Alibaba Group Holding Ltd.	346,693
6,020	Alibaba Group Holding Ltd. - ADR	638,842
1,352	JD.com Inc.	29,063
28,300	JD.com Inc. - ADR	1,132,000
		2,146,598
	Electronic Components: 2.2%
376,589	Shenzhen H&T Intelligent Control Co., Ltd. - A Shares	613,236

	Energy-Alternate: 5.6%
299,370	Hangzhou First Applied Materials Co., Ltd.	754,524
1,489,987	Xinyi Solar Holdings Ltd.	808,874
		1,563,398
	Finance: 4.0%
27,000	Hong Kong Exchanges & Clearing Ltd.	1,133,010

	Food-Dairy Products: 6.7%
416,130	Chongqing Fuling Zhacai Group Co., Ltd. - A Shares	928,838
227,400	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	943,430
		1,872,268
	Home Furnishings: 3.5%
375,700	Suofeiya Home Collection - A Shares	972,641

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 99.1%	Value
	Insurance: 7.7%
114,000	AIA Group Ltd.	$1,021,438
175,500	Ping An Insurance Group Company of China Ltd. - H Shares	1,132,229
		2,153,667
	Internet Application Software: 4.9%
24,300	Tencent Holdings Ltd.	1,389,831

	Internet Content - Entertainment: 2.7%
8,275	NetEase Inc. - ADR	773,795

	Machinery-General Industry: 10.1%
225,468	NARI Technology Co., Ltd. - A Shares	890,365
366,097	Sany Heavy Industry Co., Ltd. - A Shares	986,444
108,054	Shenzhen Inovance Technology Co., Ltd. - A Shares	963,047
		2,839,856
	Pharmaceuticals: 6.2%
1,024,400	CSPC Pharmaceutical Group Ltd.	797,280
1,938,500	Sino Biopharmaceutical Ltd.	930,167
		1,727,447
	Real Estate Operations/Development: 3.5%
476,000	China Overseas Land & Investments Ltd.	974,846

	Retail - Apparel/Shoe: 2.9%
90,000	Shenzhou International Group Holdings Ltd.	816,819

	Web Portals: 3.2%
8,510	Baidu Inc. - ADR*	896,018

	Total Common Stocks	27,789,074
	(cost $30,163,813)

	Total Investments in Securities	27,789,074
	(cost $30,163,813): 99.09%

	Other Assets less Liabilities: 0.91%	255,063

	Net Assets: 100.0%	$28,044,137

*	Non-income producing security.

ADR - American Depository Receipt